RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	2,151	-	-

Transactions with Related Parties:

Finance expenses:
Interest expense related to Promissory note	121	-	-

Share based compensation:
Research and development income, net	62	(163)	(529)
General and administrative expenses	140	76	19